PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 82.5%
Corporate Bonds 1.3%
Brazil 0.1%
JSM Global Sarl, Gtd. Notes, 144A	4.750%	10/20/30(d)		200	$31,000
Jamaica 0.1%
Digicel Ltd., Gtd. Notes (original cost $217,321; purchased 04/19/18)(f)	6.750	12/31/23		235	44,650
Malaysia 0.3%
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27		200	186,838
South Africa 0.6%
Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23		200	199,540
Sasol Financing USA LLC, Gtd. Notes	4.375	09/18/26		200	180,836
					380,376
Supranational Bank 0.2%
European Investment Bank, Sr. Unsec’d. Notes, EMTN	3.000	05/24/24	PLN	600	144,985

Total Corporate Bonds (cost $1,179,418)					787,849
Sovereign Bonds 81.2%
Angola 0.3%
Angolan Government International Bond, Sr. Unsec’d. Notes	9.500	11/12/25		200	200,310
Brazil 4.9%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		118	115,164
Brazil Notas do Tesouro Nacional,
Notes, Series NTNB	6.000	08/15/30	BRL	2	428,430
Notes, Series NTNB	6.000	05/15/35	BRL	1	120,777
Notes, Series NTNF	10.000	01/01/25	BRL	4	873,083
Notes, Series NTNF	10.000	01/01/27	BRL	6	1,316,429

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Brazil (cont’d.)
Brazil Notas do Tesouro Nacional, (cont’d.)
Notes, Series NTNF	10.000%	01/01/31	BRL	—(r)	$40,846

Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500	01/05/24	BRL	54	11,122
					2,905,851
Chile 1.0%
Bonos de la Tesoreria de la Republica en pesos,
Bonds	5.000	03/01/35	CLP	115,000	134,400
Bonds, 144A	5.000	10/01/28	CLP	110,000	129,423
Bonds, Series 30YR	6.000	01/01/43	CLP	135,000	177,388
Unsec’d. Notes, 144A	2.800	10/01/33	CLP	50,000	48,101
Unsec’d. Notes, 144A	4.700	09/01/30	CLP	95,000	109,217
					598,529
China 3.9%
China Government Bond,
Bonds, Series 1910	3.860	07/22/49	CNH	680	109,014
Bonds, Series INBK	1.990	04/09/25	CNH	6,890	961,674
Bonds, Series INBK	2.680	05/21/30	CNH	1,090	152,930
Bonds, Series INBK	2.850	06/04/27	CNH	3,370	479,865
Bonds, Series INBK	3.270	11/19/30	CNH	2,890	423,675
Unsec’d. Notes, Series INBK	3.810	09/14/50	CNH	1,240	197,863
					2,325,021
Colombia 4.7%
Colombia Government International Bond, Sr. Unsec’d. Notes	4.500	01/28/26		200	192,252
Colombian TES,
Bonds, Series B	5.750	11/03/27	COP	250,000	54,674
Bonds, Series B	6.000	04/28/28	COP	1,221,000	265,761
Bonds, Series B	6.250	07/09/36	COP	1,644,000	299,524
Bonds, Series B	7.000	03/26/31	COP	2,281,200	486,704
Bonds, Series B	7.000	06/30/32	COP	2,648,100	553,165
Bonds, Series B	7.250	10/18/34	COP	1,405,800	287,721
Bonds, Series B	7.250	10/26/50	COP	210,000	37,959
Bonds, Series B	7.750	09/18/30	COP	500,000	112,854
Bonds, Series B	9.250	05/28/42	COP	1,094,100	249,301

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia (cont’d.)
Colombian TES, (cont’d.)
Bonds, Series G	7.000%	03/26/31	COP	759,800	$162,547
Sr. Unsec’d. Notes, Series UVR	3.750	06/16/49	COP	227,162	51,159
					2,753,621
Czech Republic 4.6%
Czech Republic Government Bond,
Bonds, Series 049	4.200	12/04/36	CZK	2,950	135,824
Bonds, Series 078	2.500	08/25/28	CZK	2,100	88,662
Bonds, Series 089	2.400	09/17/25	CZK	3,600	156,555
Bonds, Series 094	0.950	05/15/30	CZK	8,770	328,036
Bonds, Series 100	0.250	02/10/27	CZK	18,980	751,865
Bonds, Series 103	2.000	10/13/33	CZK	9,290	353,802
Bonds, Series 105	2.750	07/23/29	CZK	9,420	399,308
Bonds, Series 121	1.200	03/13/31	CZK	7,520	280,636
Bonds, Series 130	0.050	11/29/29	CZK	6,050	215,122
					2,709,810
Dominican Republic 0.3%
Dominican Republic International Bond, Sr. Unsec’d. Notes	5.950	01/25/27		200	197,456
Hungary 6.1%
Hungary Government Bond,
Bonds, Series 25/C	1.000	11/26/25	HUF	181,520	431,741
Bonds, Series 26/D	2.750	12/22/26	HUF	226,920	535,630
Bonds, Series 26/E	1.500	04/22/26	HUF	198,840	466,203
Bonds, Series 26/F	1.500	08/26/26	HUF	206,700	476,552
Bonds, Series 27/A	3.000	10/27/27	HUF	42,680	100,718
Bonds, Series 28/A	6.750	10/22/28	HUF	134,280	366,876
Bonds, Series 28/B	4.500	03/23/28	HUF	144,380	360,717
Bonds, Series 29/A	2.000	05/23/29	HUF	128,070	277,733
Bonds, Series 31/A	3.250	10/22/31	HUF	33,070	71,870
Bonds, Series 32/A	4.750	11/24/32	HUF	45,870	108,087
Bonds, Series 34/A	2.250	06/22/34	HUF	55,760	101,122
Bonds, Series 38/A	3.000	10/27/38	HUF	21,890	38,106
Bonds, Series 51/G	4.000	04/28/51	HUF	29,330	50,043

Hungary Government International Bond, Sr. Unsec’d. Notes	6.125	05/22/28		200	203,542
					3,588,940

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia 9.9%
Indonesia Government International Bond, Sr. Unsec’d. Notes	1.400%	10/30/31	EUR	100	$87,233
Indonesia Treasury Bond,
Bonds, Series 056	8.375	09/15/26	IDR	9,696,000	685,728
Bonds, Series 059	7.000	05/15/27	IDR	7,548,000	516,297
Bonds, Series 064	6.125	05/15/28	IDR	8,837,000	587,473
Bonds, Series 068	8.375	03/15/34	IDR	8,238,000	627,683
Bonds, Series 070	8.375	03/15/24	IDR	1,410,000	94,717
Bonds, Series 071	9.000	03/15/29	IDR	3,640,000	273,724
Bonds, Series 072	8.250	05/15/36	IDR	3,843,000	293,067
Bonds, Series 073	8.750	05/15/31	IDR	6,870,000	521,628
Bonds, Series 075	7.500	05/15/38	IDR	3,754,000	271,344
Bonds, Series 078	8.250	05/15/29	IDR	6,284,000	457,965
Bonds, Series 079	8.375	04/15/39	IDR	1,850,000	143,657
Bonds, Series 081	6.500	06/15/25	IDR	993,000	66,277
Bonds, Series 082	7.000	09/15/30	IDR	8,415,000	578,113
Bonds, Series 087	6.500	02/15/31	IDR	7,837,000	523,333
Bonds, Series 092	7.125	06/15/42	IDR	1,354,000	94,471
					5,822,710
Ivory Coast 0.2%
Ivory Coast Government International Bond, Sr. Unsec’d. Notes	5.250	03/22/30	EUR	140	135,381
Malaysia 4.1%
Malaysia Government Bond,
Bonds, Series 115	3.955	09/15/25	MYR	140	31,413
Bonds, Series 118	3.882	03/14/25	MYR	567	126,840
Bonds, Series 120	4.065	06/15/50	MYR	1,886	405,346
Bonds, Series 219	3.885	08/15/29	MYR	2,015	450,249
Bonds, Series 222	4.696	10/15/42	MYR	755	180,254
Bonds, Series 317	4.762	04/07/37	MYR	842	200,808
Bonds, Series 411	4.232	06/30/31	MYR	280	63,721
Bonds, Series 413	3.844	04/15/33	MYR	390	86,300
Bonds, Series 417	3.899	11/16/27	MYR	740	166,363
Bonds, Series 419	3.828	07/05/34	MYR	810	177,713
Bonds, Series 519	3.757	05/22/40	MYR	1,984	422,518

Malaysia Government Investment Issue, Bonds, Series 121	3.447	07/15/36	MYR	430	89,958
					2,401,483

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico 9.4%
Mexican Bonos,
Bonds, Series M	5.500%	03/04/27	MXN	30	$158,227
Bonds, Series M	7.750	05/29/31	MXN	211	1,183,162
Bonds, Series M	8.000	11/07/47	MXN	68	370,613
Bonds, Series M	10.000	11/20/36	MXN	78	510,249
Sr. Unsec’d. Notes, Series M	7.750	11/23/34	MXN	90	496,669
Sr. Unsec’d. Notes, Series M	7.750	11/13/42	MXN	76	405,441
Sr. Unsec’d. Notes, Series M	8.500	11/18/38	MXN	73	423,257
Mexican Udibonos,
Bonds, Series S	2.750	11/27/31	MXN	4	172,940
Bonds, Series S	4.500	12/04/25	MXN	40	1,813,217
					5,533,775
Peru 2.9%
Peru Government Bond,
Bonds	5.940	02/12/29	PEN	800	219,069
Bonds	6.900	08/12/37	PEN	260	72,476
Bonds	6.950	08/12/31	PEN	190	54,001
Sr. Unsec’d. Notes	5.350	08/12/40	PEN	540	127,539
Sr. Unsec’d. Notes	5.400	08/12/34	PEN	1,880	467,510
Sr. Unsec’d. Notes	6.150	08/12/32	PEN	2,093	560,812
Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.850	02/12/42	PEN	245	67,920
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	7	1,951
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	478	135,856
					1,707,134
Philippines 0.2%
Philippine Government Bond, Bonds, Series 1060	3.625	09/09/25	PHP	5,600	96,201
Poland 7.5%
Republic of Poland Government Bond,
Bonds, Series 0428	2.750	04/25/28	PLN	1,480	331,673
Bonds, Series 0432	1.750	04/25/32	PLN	710	133,008
Bonds, Series 0725	3.250	07/25/25	PLN	4,301	1,032,813
Bonds, Series 0726	2.500	07/25/26	PLN	3,925	906,043
Bonds, Series 0727	2.500	07/25/27	PLN	1,190	268,228
Bonds, Series 0728	7.500	07/25/28	PLN	830	226,616
Bonds, Series 1026	0.250	10/25/26	PLN	1,660	353,761

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Poland (cont’d.)
Republic of Poland Government Bond, (cont’d.)
Bonds, Series 1029	2.750%	10/25/29	PLN	2,420	$525,916
Bonds, Series 1030	1.250	10/25/30	PLN	3,350	638,613
					4,416,671
Romania 3.5%
Romania Government Bond,
Bonds, Series 05YR	4.250	04/28/36	RON	1,245	223,472
Bonds, Series 07YR	2.500	10/25/27	RON	1,170	223,128
Bonds, Series 07YR	3.250	04/29/24	RON	750	163,565
Bonds, Series 07YR	4.850	04/22/26	RON	2,680	574,366
Bonds, Series 08YR	7.350	04/28/31	RON	540	126,132
Bonds, Series 10YR	6.700	02/25/32	RON	1,050	236,642
Bonds, Series 15YR	3.650	09/24/31	RON	1,270	233,210
Romanian Government International Bond,
Sr. Unsec’d. Notes	3.000	02/27/27		220	200,000
Sr. Unsec’d. Notes, EMTN	2.125	03/07/28	EUR	80	77,357
					2,057,872
Serbia 0.9%
Serbia International Bond, Sr. Unsec’d. Notes	3.125	05/15/27	EUR	410	411,756
Serbia Treasury Bonds,
Bonds, Series 07YR	4.500	01/11/26	RSD	9,460	87,104
Bonds, Series 12.5	4.500	08/20/32	RSD	6,240	51,832
					550,692
South Africa 11.9%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2030	8.000	01/31/30	ZAR	22,285	1,116,902
Sr. Unsec’d. Notes, Series 2032	8.250	03/31/32	ZAR	24,440	1,167,545
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	13,864	645,182
Sr. Unsec’d. Notes, Series 2037	8.500	01/31/37	ZAR	9,088	394,358
Sr. Unsec’d. Notes, Series 2040	9.000	01/31/40	ZAR	9,770	426,047
Sr. Unsec’d. Notes, Series 2044	8.750	01/31/44	ZAR	9,460	392,924
Sr. Unsec’d. Notes, Series 2048	8.750	02/28/48	ZAR	2,955	121,919
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	33,619	1,964,315
Sr. Unsec’d. Notes, Series R209	6.250	03/31/36	ZAR	3,850	139,927

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
South Africa (cont’d.)
Republic of South Africa Government Bond, (cont’d.)
Sr. Unsec’d. Notes, Series R213	7.000%	02/28/31	ZAR	10,845	$493,219
Sr. Unsec’d. Notes, Series R214	6.500	02/28/41	ZAR	4,565	154,095
					7,016,433
Thailand 4.8%
Thailand Government Bond,
Bonds	1.600	12/17/29	THB	3,885	107,136
Bonds	2.000	06/17/42	THB	2,080	51,918
Bonds	2.875	12/17/28	THB	12,015	357,476
Bonds	2.875	06/17/46	THB	3,065	84,431
Bonds	3.300	06/17/38	THB	8,815	269,981
Bonds	3.400	06/17/36	THB	9,585	296,533
Sr. Unsec’d. Notes	1.585	12/17/35	THB	3,120	80,046
Sr. Unsec’d. Notes	1.600	06/17/35	THB	2,700	69,810
Sr. Unsec’d. Notes	1.875	06/17/49	THB	1,063	23,646
Sr. Unsec’d. Notes	2.000	12/17/31	THB	11,505	321,059
Sr. Unsec’d. Notes	2.125	12/17/26	THB	8,340	241,179
Sr. Unsec’d. Notes	3.350	06/17/33	THB	6,230	192,824
Sr. Unsec’d. Notes	3.650	06/20/31	THB	7,659	240,380
Sr. Unsec’d. Notes	3.775	06/25/32	THB	15,085	480,922
					2,817,341
Uruguay 0.1%
Uruguay Government International Bond, Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	48,833

Total Sovereign Bonds (cost $49,003,205)					47,884,064

Total Long-Term Investments (cost $50,182,623)					48,671,913

Shares
Short-Term Investments 15.7%
Affiliated Mutual Fund 12.1%
PGIM Core Government Money Market Fund (cost $7,105,778)(wj)	7,105,778	7,105,778

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(h)(n) 3.6%
U.S. Treasury Bills (cost $2,121,618)	3.974%	09/07/23	2,130	$2,118,477
Options Purchased*~ 0.0%
(cost $52,623)				6,206

Total Short-Term Investments (cost $9,280,019)				9,230,461

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 98.2% (cost $59,462,642)				57,902,374
Options Written*~ (0.6)%
(premiums received $228,702)				(337,709)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 97.6% (cost $59,233,940)				57,564,665
Other assets in excess of liabilities(z) 2.4%				1,423,081

Net Assets 100.0%				$58,987,746

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EGP—Egyptian Pound
EUR—Euro
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RON—Romanian Leu
RSD—Serbian Dinar
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
USD—US Dollar
UYU—Uruguayan Peso
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CITI—Citibank, N.A.
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
JIBAR—Johannesburg Interbank Agreed Rate
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SCB—Standard Chartered Bank
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TD—The Toronto-Dominion Bank
UAG—UBS AG
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $217,321. The aggregate value of $44,650 is 0.1% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	MSI	09/20/23	6.00		—		230	$34
Currency Option USD vs ZAR	Call	CITI	08/09/23	19.00		—		753	396
Currency Option USD vs ZAR	Call	MSI	09/21/23	19.25		—		975	5,096
Currency Option USD vs ZAR	Call	MSI	09/21/23	20.00		—		230	531
Currency Option USD vs BRL	Put	MSI	08/11/23	4.30		—		695	2
Currency Option USD vs CLP	Put	CITI	09/07/23	700.00		—		536	—
Currency Option USD vs COP	Put	MSI	09/13/23	3,400.00		—		462	22
Currency Option USD vs COP	Put	MSI	09/13/23	3,450.00		—		495	41
Currency Option USD vs HUF	Put	MSI	09/15/23	290.00		—		734	4
Currency Option USD vs KRW	Put	MSI	09/19/23	1,100.00		—		530	6
Currency Option USD vs MXN	Put	MSI	08/11/23	15.80		—		463	13
Currency Option USD vs ZAR	Put	CITI	08/09/23	15.00		—		1,255	—
Currency Option USD vs ZAR	Put	CITI	08/28/23	16.00		—		498	61
Total Options Purchased (cost $52,623)								$6,206
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	MSI	08/11/23	5.15	—	695	$(59,774)
Currency Option USD vs CLP	Put	CITI	09/07/23	790.00	—	536	(371)
Currency Option USD vs COP	Put	MSI	09/13/23	4,650.00	—	495	(83,384)
Currency Option USD vs COP	Put	MSI	09/13/23	4,700.00	—	462	(83,537)
Currency Option USD vs HUF	Put	MSI	09/15/23	350.00	—	734	(9,485)
Currency Option USD vs KRW	Put	MSI	09/19/23	1,310.00	—	530	(17,499)
Currency Option USD vs MXN	Put	MSI	08/11/23	18.40	—	463	(45,036)
Currency Option USD vs ZAR	Put	CITI	08/28/23	19.25	—	498	(38,623)
Total Options Written (premiums received $228,702)							$(337,709)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Futures contracts outstanding at July 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
2	2 Year U.S. Treasury Notes	Sep. 2023	$406,063	$4,663
3	5 Year Euro-Bobl	Sep. 2023	382,263	(3,862)
8	5 Year U.S. Treasury Notes	Sep. 2023	854,562	13,568
1	10 Year Euro-Bund	Sep. 2023	146,233	(2,178)
				$12,191
Forward foreign currency exchange contracts outstanding at July 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/23	CITI	BRL	18,295	$3,790,028	$3,867,456	$77,428	$—
Expiring 08/02/23	CITI	BRL	401	80,953	84,711	3,758	—
Expiring 08/02/23	MSI	BRL	739	150,471	156,203	5,732	—
Expiring 08/02/23	MSI	BRL	664	138,000	140,412	2,412	—
Expiring 08/02/23	MSI	BRL	410	85,000	86,617	1,617	—
Expiring 09/05/23	GSI	BRL	17,954	3,767,626	3,771,557	3,931	—
Expiring 09/05/23	HSBC	BRL	191	40,000	40,064	64	—
Expiring 09/05/23	MSI	BRL	280	58,716	58,735	19	—
Expiring 09/05/23	MSI	BRL	242	50,634	50,773	139	—
Chilean Peso,
Expiring 09/20/23	DB	CLP	123,196	146,000	146,040	40	—
Expiring 09/20/23	GSI	CLP	119,646	144,000	141,832	—	(2,168)
Expiring 09/20/23	HSBC	CLP	114,402	138,000	135,615	—	(2,385)
Chinese Renminbi,
Expiring 08/23/23	BNP	CNH	1,693	233,590	237,365	3,775	—
Expiring 08/23/23	BNP	CNH	962	133,000	134,851	1,851	—
Expiring 08/23/23	BOA	CNH	3,338	463,000	468,075	5,075	—
Expiring 08/23/23	CITI	CNH	3,561	499,000	499,292	292	—
Expiring 08/23/23	DB	CNH	209	29,320	29,352	32	—
Expiring 08/23/23	GSI	CNH	3,255	455,000	456,427	1,427	—
Expiring 08/23/23	HSBC	CNH	3,354	473,000	470,326	—	(2,674)
Expiring 08/23/23	JPM	CNH	3,319	464,000	465,353	1,353	—
Expiring 08/23/23	JPM	CNH	963	133,000	135,076	2,076	—
Expiring 08/23/23	JPM	CNH	204	28,877	28,652	—	(225)
Expiring 08/23/23	MSI	CNH	5,182	728,000	726,662	—	(1,338)
Expiring 08/23/23	SSB	CNH	3,756	524,000	526,692	2,692	—
Expiring 08/23/23	SSB	CNH	1,759	248,640	246,651	—	(1,989)
Expiring 08/23/23	SSB	CNH	873	122,000	122,387	387	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 09/15/23	MSI	COP	1,947,539	$457,156	$490,086	$32,930	$—
Expiring 09/20/23	BARC	COP	3,262,953	766,751	820,113	53,362	—
Expiring 09/20/23	BNYM	COP	400,000	94,509	100,536	6,027	—
Expiring 09/20/23	CITI	COP	2,597,911	573,113	652,961	79,848	—
Expiring 09/20/23	DB	COP	2,557,513	575,368	642,806	67,438	—
Expiring 09/20/23	DB	COP	928,791	205,000	233,443	28,443	—
Expiring 09/20/23	DB	COP	452,393	106,747	113,705	6,958	—
Expiring 09/20/23	GSI	COP	1,407,046	350,000	353,647	3,647	—
Expiring 09/20/23	MSI	COP	446,113	104,193	112,127	7,934	—
Expiring 09/20/23	MSI	COP	223,795	55,000	56,249	1,249	—
Expiring 09/20/23	MSI	COP	188,048	47,142	47,264	122	—
Czech Koruna,
Expiring 10/19/23	BARC	CZK	1,105	51,952	50,691	—	(1,261)
Expiring 10/19/23	BNP	CZK	10,715	493,402	491,614	—	(1,788)
Expiring 10/19/23	DB	CZK	1,173	55,000	53,802	—	(1,198)
Expiring 10/19/23	DB	CZK	647	29,686	29,671	—	(15)
Expiring 10/19/23	SSB	CZK	528	24,366	24,247	—	(119)
Egyptian Pound,
Expiring 01/10/24	CITI	EGP	1,981	61,346	57,918	—	(3,428)
Expiring 01/10/24	CITI	EGP	703	20,562	20,542	—	(20)
Expiring 01/10/24	MSI	EGP	4,080	121,618	119,265	—	(2,353)
Euro,
Expiring 10/19/23	BARC	EUR	437	492,340	482,046	—	(10,294)
Expiring 10/19/23	CITI	EUR	259	288,220	285,884	—	(2,336)
Expiring 10/19/23	MSI	EUR	103	116,000	114,103	—	(1,897)
Hungarian Forint,
Expiring 10/19/23	GSI	HUF	10,243	29,088	28,606	—	(482)
Indian Rupee,
Expiring 09/20/23	JPM	INR	67,208	817,000	815,967	—	(1,033)
Expiring 09/20/23	MSI	INR	55,028	668,000	668,081	81	—
Indonesian Rupiah,
Expiring 09/20/23	BNP	IDR	2,674,960	177,009	177,006	—	(3)
Expiring 09/20/23	BNP	IDR	1,594,375	105,819	105,502	—	(317)
Expiring 09/20/23	BNYM	IDR	2,800,000	184,453	185,280	827	—
Expiring 09/20/23	DB	IDR	2,777,353	185,317	183,781	—	(1,536)
Expiring 09/20/23	MSI	IDR	10,410,755	700,000	688,896	—	(11,104)
Expiring 09/20/23	MSI	IDR	2,717,056	178,669	179,792	1,123	—
Expiring 09/20/23	MSI	IDR	1,726,035	115,000	114,214	—	(786)
Expiring 09/20/23	MSI	IDR	1,147,688	76,097	75,945	—	(152)
Expiring 09/20/23	MSI	IDR	838,495	55,452	55,485	33	—
Israeli Shekel,
Expiring 09/20/23	CITI	ILS	517	144,000	140,961	—	(3,039)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 09/20/23	CITI	ILS	323	$88,781	$88,042	$—	$(739)
Japanese Yen,
Expiring 10/19/23	BNYM	JPY	32,612	239,581	232,123	—	(7,458)
Malaysian Ringgit,
Expiring 09/20/23	BARC	MYR	11,755	2,560,425	2,616,321	55,896	—
Expiring 09/20/23	BARC	MYR	664	144,867	147,739	2,872	—
Expiring 09/20/23	BARC	MYR	350	77,000	77,841	841	—
Expiring 09/20/23	MSI	MYR	1,487	320,000	331,046	11,046	—
Expiring 09/20/23	MSI	MYR	735	158,327	163,523	5,196	—
Expiring 09/20/23	MSI	MYR	684	150,824	152,304	1,480	—
Expiring 09/20/23	MSI	MYR	298	66,256	66,436	180	—
Mexican Peso,
Expiring 09/20/23	BARC	MXN	5,259	296,142	311,149	15,007	—
Expiring 09/20/23	CITI	MXN	2,277	130,587	134,735	4,148	—
Expiring 09/20/23	DB	MXN	896	53,343	52,998	—	(345)
Expiring 09/20/23	JPM	MXN	2,765	157,658	163,585	5,927	—
Expiring 09/20/23	JPM	MXN	1,441	85,000	85,225	225	—
New Taiwanese Dollar,
Expiring 09/20/23	DB	TWD	1,303	42,798	41,560	—	(1,238)
Expiring 09/20/23	SCB	TWD	43,398	1,423,637	1,384,100	—	(39,537)
Peruvian Nuevo Sol,
Expiring 09/20/23	CITI	PEN	1,298	355,003	358,948	3,945	—
Expiring 09/20/23	CITI	PEN	554	154,500	153,113	—	(1,387)
Expiring 09/20/23	DB	PEN	1,342	364,571	371,044	6,473	—
Expiring 09/20/23	DB	PEN	159	43,389	43,848	459	—
Expiring 09/20/23	MSI	PEN	158	43,314	43,795	481	—
Philippine Peso,
Expiring 09/20/23	JPM	PHP	12,403	220,946	226,469	5,523	—
Polish Zloty,
Expiring 10/19/23	DB	PLN	191	47,524	47,427	—	(97)
Expiring 10/19/23	JPM	PLN	1,469	368,000	365,320	—	(2,680)
Expiring 10/19/23	MSI	PLN	1,472	370,000	365,952	—	(4,048)
Expiring 10/19/23	UAG	PLN	219	55,000	54,410	—	(590)
Romanian Leu,
Expiring 10/19/23	BARC	RON	2,923	653,841	650,000	—	(3,841)
Singapore Dollar,
Expiring 09/20/23	GSI	SGD	315	237,000	237,257	257	—
South African Rand,
Expiring 09/20/23	BNP	ZAR	1,714	90,403	95,396	4,993	—
Expiring 09/20/23	CITI	ZAR	533	29,058	29,683	625	—
Expiring 09/20/23	DB	ZAR	2,987	160,000	166,236	6,236	—
Expiring 09/20/23	DB	ZAR	2,066	115,000	114,997	—	(3)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/20/23	DB	ZAR	1,361	$76,829	$75,723	$—	$(1,106)
Expiring 09/20/23	JPM	ZAR	6,392	354,000	355,716	1,716	—
Expiring 09/20/23	SSB	ZAR	5,126	275,922	285,264	9,342	—
South Korean Won,
Expiring 09/20/23	CITI	KRW	458,176	361,000	359,633	—	(1,367)
Expiring 09/20/23	CITI	KRW	351,527	276,000	275,922	—	(78)
Expiring 09/20/23	GSI	KRW	659,623	516,000	517,754	1,754	—
Expiring 09/20/23	SSB	KRW	778,583	617,000	611,128	—	(5,872)
Thai Baht,
Expiring 09/20/23	BARC	THB	2,873	85,000	84,339	—	(661)
Expiring 09/20/23	BOA	THB	12,923	371,000	379,401	8,401	—
Expiring 09/20/23	CITI	THB	4,094	119,086	120,204	1,118	—
Expiring 09/20/23	DB	THB	1,793	52,612	52,651	39	—
Expiring 09/20/23	GSI	THB	4,497	130,165	132,015	1,850	—
Expiring 09/20/23	HSBC	THB	6,698	190,878	196,641	5,763	—
Expiring 09/20/23	JPM	THB	29,553	855,972	867,641	11,669	—
Expiring 09/20/23	UAG	THB	12,866	375,000	377,721	2,721	—
Turkish Lira,
Expiring 09/20/23	BOA	TRY	8,711	315,000	313,792	—	(1,208)
Expiring 09/20/23	CITI	TRY	2,414	94,904	86,946	—	(7,958)
Expiring 09/21/23	CITI	TRY	2,256	95,010	81,235	—	(13,775)
				$36,113,383	$36,545,760	580,305	(147,928)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/23	DB	AUD	494	$336,166	$332,504	$3,662	$—
Brazilian Real,
Expiring 08/02/23	GSI	BRL	17,954	3,790,214	3,795,336	—	(5,122)
Expiring 08/02/23	MSI	BRL	1,496	306,318	316,244	—	(9,926)
Expiring 08/02/23	MSI	BRL	1,059	217,994	223,818	—	(5,824)
Expiring 09/05/23	BNP	BRL	319	66,684	67,074	—	(390)
Expiring 09/05/23	CITI	BRL	1,252	262,766	263,090	—	(324)
Expiring 09/05/23	SSB	BRL	655	138,000	137,582	418	—
Chilean Peso,
Expiring 09/20/23	BOA	CLP	41,648	51,433	49,370	2,063	—
Expiring 09/20/23	HSBC	CLP	358,505	438,632	424,981	13,651	—
Expiring 09/20/23	HSBC	CLP	344,649	423,220	408,556	14,664	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 09/20/23	MSI	CLP	112,677	$138,000	$133,570	$4,430	$—
Chinese Renminbi,
Expiring 08/23/23	BNP	CNH	3,057	425,000	428,624	—	(3,624)
Expiring 08/23/23	CITI	CNH	3,309	457,000	464,016	—	(7,016)
Expiring 08/23/23	JPM	CNH	3,441	476,000	482,582	—	(6,582)
Expiring 08/23/23	MSI	CNH	15,661	2,243,705	2,196,114	47,591	—
Expiring 08/23/23	SCB	CNH	6,121	858,000	858,304	—	(304)
Colombian Peso,
Expiring 09/15/23	CITI	COP	1,947,539	457,156	490,086	—	(32,930)
Expiring 09/20/23	BNP	COP	348,346	88,426	87,554	872	—
Expiring 09/20/23	CITI	COP	575,401	134,000	144,622	—	(10,622)
Expiring 09/20/23	CITI	COP	374,831	87,803	94,210	—	(6,407)
Czech Koruna,
Expiring 10/19/23	BNP	CZK	3,099	144,000	142,197	1,803	—
Euro,
Expiring 10/19/23	CITI	EUR	259	289,135	285,885	3,250	—
Expiring 10/19/23	JPM	EUR	398	439,839	439,302	537	—
Hungarian Forint,
Expiring 10/19/23	BNP	HUF	21,047	58,941	58,779	162	—
Expiring 10/19/23	CITI	HUF	776,147	2,166,193	2,167,604	—	(1,411)
Expiring 10/19/23	GSI	HUF	83,364	233,320	232,818	502	—
Indian Rupee,
Expiring 09/20/23	BOA	INR	94,798	1,144,181	1,150,930	—	(6,749)
Expiring 09/20/23	DB	INR	4,414	53,874	53,593	281	—
Expiring 09/20/23	MSI	INR	2,992	36,220	36,323	—	(103)
Expiring 09/20/23	SCB	INR	66,233	800,000	804,121	—	(4,121)
Indonesian Rupiah,
Expiring 09/20/23	BOA	IDR	5,498,288	368,000	363,830	4,170	—
Expiring 09/20/23	HSBC	IDR	10,594,670	705,000	701,066	3,934	—
Israeli Shekel,
Expiring 09/20/23	CITI	ILS	441	122,000	120,091	1,909	—
Mexican Peso,
Expiring 09/20/23	BOA	MXN	4,586	265,000	271,311	—	(6,311)
Expiring 09/20/23	DB	MXN	6,522	387,852	385,866	1,986	—
Expiring 09/20/23	MSI	MXN	2,082	120,241	123,167	—	(2,926)
Expiring 09/20/23	SSB	MXN	4,235	244,970	250,514	—	(5,544)
New Taiwanese Dollar,
Expiring 09/20/23	BOA	TWD	28,254	914,000	901,111	12,889	—
Expiring 09/20/23	CITI	TWD	29,099	937,000	928,057	8,943	—
Expiring 09/20/23	DB	TWD	15,012	481,000	478,773	2,227	—
Expiring 09/20/23	HSBC	TWD	22,942	745,000	731,702	13,298	—
Expiring 09/20/23	MSI	TWD	15,239	493,000	486,008	6,992	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/20/23	MSI	TWD	1,096	$35,026	$34,944	$82	$—
Expiring 09/20/23	SCB	TWD	15,112	489,000	481,964	7,036	—
Expiring 09/20/23	SCB	TWD	14,967	483,000	477,352	5,648	—
Peruvian Nuevo Sol,
Expiring 09/20/23	CITI	PEN	587	160,524	162,243	—	(1,719)
Expiring 09/20/23	JPM	PEN	1,080	295,020	298,448	—	(3,428)
Philippine Peso,
Expiring 09/20/23	HSBC	PHP	24,045	438,670	439,029	—	(359)
Expiring 09/20/23	HSBC	PHP	22,374	409,330	408,515	815	—
Polish Zloty,
Expiring 10/19/23	BARC	PLN	1,999	502,041	497,096	4,945	—
Expiring 10/19/23	BNP	PLN	447	111,444	111,129	315	—
Expiring 10/19/23	HSBC	PLN	3,256	817,689	809,616	8,073	—
Romanian Leu,
Expiring 10/19/23	JPM	RON	1,581	353,962	351,654	2,308	—
Singapore Dollar,
Expiring 09/20/23	CITI	SGD	111	83,526	83,938	—	(412)
Expiring 09/20/23	DB	SGD	47	35,213	35,267	—	(54)
Expiring 09/20/23	GSI	SGD	3,907	2,910,147	2,945,531	—	(35,384)
Expiring 09/20/23	GSI	SGD	118	87,889	88,712	—	(823)
South African Rand,
Expiring 09/20/23	BNP	ZAR	4,872	272,718	271,130	1,588	—
Expiring 09/20/23	CITI	ZAR	3,415	179,022	190,033	—	(11,011)
Expiring 09/20/23	MSI	ZAR	7,573	393,872	421,445	—	(27,573)
Expiring 09/20/23	MSI	ZAR	5,200	264,000	289,406	—	(25,406)
Expiring 09/20/23	MSI	ZAR	2,472	129,060	137,602	—	(8,542)
Expiring 09/20/23	MSI	ZAR	1,024	57,663	56,983	680	—
Expiring 09/20/23	TD	ZAR	3,315	166,083	184,475	—	(18,392)
South Korean Won,
Expiring 09/20/23	DB	KRW	136,957	107,350	107,501	—	(151)
Expiring 09/20/23	JPM	KRW	4,701,640	3,627,725	3,690,427	—	(62,702)
Expiring 09/20/23	MSI	KRW	139,045	107,849	109,139	—	(1,290)
Expiring 09/20/23	MSI	KRW	37,448	29,434	29,393	41	—
Thai Baht,
Expiring 09/20/23	BNP	THB	3,664	107,821	107,582	239	—
Expiring 09/20/23	JPM	THB	14,026	401,000	411,794	—	(10,794)
				$35,601,361	$35,743,633	182,004	(324,276)
						$762,309	$(472,204)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	1,374	01/02/24	4.590%(T)	1 Day BROIS(2)(T)/ 0.051%	$—	$(47,871)	$(47,871)
BRL	1,478	01/02/25	5.840%(T)	1 Day BROIS(2)(T)/ 0.051%	—	(46,526)	(46,526)
BRL	10,946	01/02/26	11.190%(T)	1 Day BROIS(2)(T)/ 0.051%	—	50,391	50,391
BRL	4,479	01/02/26	11.550%(T)	1 Day BROIS(2)(T)/ 0.051%	—	28,984	28,984
BRL	668	01/04/27	6.325%(T)	1 Day BROIS(2)(T)/ 0.051%	—	(29,086)	(29,086)
BRL	1,056	01/04/27	6.529%(T)	1 Day BROIS(2)(T)/ 0.051%	—	(42,770)	(42,770)
BRL	4,805	01/04/27	10.345%(T)	1 Day BROIS(2)(T)/ 0.051%	3,547	5,860	2,313
BRL	2,586	01/04/27	10.539%(T)	1 Day BROIS(2)(T)/ 0.051%	—	5,985	5,985
BRL	1,253	01/04/27	10.660%(T)	1 Day BROIS(2)(T)/ 0.051%	—	3,977	3,977
BRL	478	01/04/27	11.120%(T)	1 Day BROIS(2)(T)/ 0.051%	3,411	3,065	(346)
BRL	413	01/04/27	11.680%(T)	1 Day BROIS(2)(T)/ 0.051%	320	3,233	2,913
BRL	1,688	01/04/27	11.755%(T)	1 Day BROIS(2)(T)/ 0.051%	—	19,587	19,587
BRL	3,099	01/04/27	11.800%(T)	1 Day BROIS(2)(T)/ 0.051%	—	34,769	34,769
BRL	2,235	01/04/27	12.500%(T)	1 Day BROIS(2)(T)/ 0.051%	—	37,543	37,543
BRL	1,574	01/04/27	12.503%(T)	1 Day BROIS(2)(T)/ 0.051%	—	26,432	26,432
BRL	7,258	01/04/27	12.640%(T)	1 Day BROIS(1)(T)/ 0.051%	(44,075)	(130,523)	(86,448)
BRL	2,510	01/04/27	12.688%(T)	1 Day BROIS(2)(T)/ 0.051%	—	46,166	46,166
BRL	518	01/04/27	13.270%(T)	1 Day BROIS(1)(T)/ 0.051%	—	(12,774)	(12,774)
BRL	1,867	01/02/29	10.314%(T)	1 Day BROIS(2)(T)/ 0.051%	—	(1,932)	(1,932)
CLP	381,820	09/20/28	4.850%(S)	1 Day CLOIS(2)(S)/ 10.250%	—	(688)	(688)
CLP	527,040	09/20/28	5.008%(S)	1 Day CLOIS(2)(S)/ 10.250%	—	3,406	3,406
CLP	877,560	09/20/28	5.095%(S)	1 Day CLOIS(2)(S)/ 10.250%	1,253	9,666	8,413

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	283,270	09/20/28	5.118%(S)	1 Day CLOIS(1)(S)/ 10.250%	$—	$(3,453)	$(3,453)
CLP	25,080	03/15/33	5.100%(S)	1 Day CLOIS(2)(S)/ 10.250%	(586)	(629)	(43)
CLP	155,590	06/22/33	5.278%(S)	1 Day CLOIS(1)(S)/ 10.250%	—	(1,916)	(1,916)
CLP	371,330	09/20/33	4.785%(S)	1 Day CLOIS(1)(S)/ 10.250%	106	6,634	6,528
CLP	213,130	09/20/33	4.860%(S)	1 Day CLOIS(1)(S)/ 10.250%	—	2,306	2,306
CNH	3,000	07/28/27	2.438%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	—	911	911
CNH	4,547	12/15/27	2.680%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(2,149)	7,250	9,399
CNH	5,630	04/24/28	2.811%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	—	12,576	12,576
COP	950,000	12/12/23	5.530%(Q)	1 Day COOIS(2)(Q)/ 12.261%	—	(7,930)	(7,930)
COP	3,355,250	09/20/25	8.605%(Q)	1 Day COOIS(2)(Q)/ 12.261%	—	1,759	1,759
COP	2,065,890	09/21/27	9.200%(Q)	1 Day COOIS(1)(Q)/ 12.261%	(154)	(20,370)	(20,216)
COP	363,880	11/04/27	11.300%(Q)	1 Day COOIS(1)(Q)/ 12.261%	—	(10,593)	(10,593)
COP	236,760	12/21/27	10.125%(Q)	1 Day COOIS(1)(Q)/ 12.261%	—	(4,612)	(4,612)
COP	1,416,700	12/21/27	10.187%(Q)	1 Day COOIS(1)(Q)/ 12.261%	447	(28,417)	(28,864)
COP	1,047,000	12/21/27	10.960%(Q)	1 Day COOIS(1)(Q)/ 12.261%	—	(28,581)	(28,581)
COP	1,081,990	12/21/27	11.966%(Q)	1 Day COOIS(1)(Q)/ 12.261%	—	(39,730)	(39,730)
COP	1,700,665	03/15/28	9.098%(Q)	1 Day COOIS(1)(Q)/ 12.261%	9,888	(17,920)	(27,808)
COP	729,970	06/21/28	8.766%(Q)	1 Day COOIS(1)(Q)/ 12.261%	—	(5,974)	(5,974)
COP	6,491,262	09/20/28	7.440%(Q)	1 Day COOIS(2)(Q)/ 12.261%	(7,635)	(14,461)	(6,826)
COP	211,800	11/09/31	6.650%(Q)	1 Day COOIS(2)(Q)/ 12.261%	—	(4,089)	(4,089)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CZK	19,848	06/21/25	5.919%(A)	6 Month PRIBOR(1)(S)/ 7.100%	$150	$(6,022)	$(6,172)
CZK	6,507	06/15/31	1.730%(A)	6 Month PRIBOR(2)(S)/ 7.100%	—	(49,169)	(49,169)
HUF	150,000	03/17/27	6.250%(A)	6 Month BUBOR(1)(S)/ 13.810%	—	42,219	42,219
HUF	395,896	09/20/28	7.150%(A)	6 Month BUBOR(1)(S)/ 13.810%	12,450	6,498	(5,952)
KRW	496,507	09/21/27	3.087%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	(738)	(7,964)	(7,226)
KRW	2,200,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	83,699	43,945	(39,754)
KRW	904,550	03/15/28	2.965%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	(4,646)	(19,449)	(14,803)
KRW	2,531,040	03/15/28	3.100%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	(37,467)	(42,568)	(5,101)
KRW	1,450,000	09/20/28	3.435%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	—	(6,643)	(6,643)
MXN	44,000	06/18/25	10.240%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.508%	1,131	(18,578)	(19,709)
MXN	13,850	09/17/25	9.496%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.508%	—	(691)	(691)
MXN	16,650	09/18/25	9.136%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.508%	—	5,449	5,449
MXN	14,446	03/11/26	4.845%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.508%	(7,847)	(92,056)	(84,209)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	124	06/09/27	8.543%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.508%	$71	$54	$(17)
MXN	4,670	03/08/28	8.109%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.508%	—	(5,060)	(5,060)
MXN	1,255	06/14/28	8.660%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.508%	(1,053)	(491)	562
MXN	9,700	09/13/28	8.185%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.508%	—	(3,047)	(3,047)
MXN	4,078	09/13/28	8.390%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.508%	—	(698)	(698)
MXN	5,346	01/28/30	6.640%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.508%	(27,063)	(26,920)	143
MXN	4,070	09/07/33	7.872%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.508%	—	(5,606)	(5,606)
PLN	2,450	10/05/23	1.350%(A)	6 Month WIBOR(1)(S)/ 6.600%	—	12,980	12,980
PLN	2,450	10/05/23	1.375%(A)	6 Month WIBOR(1)(S)/ 6.600%	—	12,829	12,829
PLN	2,360	12/15/23	2.400%(A)	6 Month WIBOR(1)(S)/ 6.600%	—	6,289	6,289
PLN	2,700	07/24/24	1.798%(A)	6 Month WIBOR(2)(S)/ 6.600%	—	(27,747)	(27,747)
PLN	930	02/01/25	4.300%(A)	6 Month WIBOR(1)(S)/ 6.600%	—	7,244	7,244

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	6,921	06/21/25	6.021%(A)	6 Month WIBOR(1)(S)/ 6.600%	$4,254	$(18,233)	$(22,487)
PLN	2,730	09/08/25	0.637%(A)	6 Month WIBOR(2)(S)/ 6.600%	(1,637)	(74,540)	(72,903)
PLN	1,186	06/15/27	4.970%(A)	6 Month WIBOR(2)(S)/ 6.600%	(14,066)	1,807	15,873
PLN	1,670	08/02/27	5.680%(A)	6 Month WIBOR(2)(S)/ 6.600%	—	24,088	24,088
PLN	4,830	09/21/27	6.632%(A)	6 Month WIBOR(1)(S)/ 6.600%	(15,532)	(123,665)	(108,133)
PLN	1,434	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/ 6.600%	—	40,176	40,176
PLN	1,970	10/25/27	7.900%(A)	6 Month WIBOR(2)(S)/ 6.600%	—	79,089	79,089
PLN	2,116	12/21/27	6.845%(A)	6 Month WIBOR(1)(S)/ 6.600%	(32,911)	(61,608)	(28,697)
PLN	1,912	06/21/28	5.174%(A)	6 Month WIBOR(2)(S)/ 6.600%	—	9,988	9,988
PLN	1,021	06/21/28	5.305%(A)	6 Month WIBOR(2)(S)/ 6.600%	—	6,769	6,769
PLN	700	06/17/31	1.745%(A)	6 Month WIBOR(1)(S)/ 6.600%	—	32,588	32,588
PLN	271	05/10/32	6.410%(A)	6 Month WIBOR(1)(S)/ 6.600%	—	(8,217)	(8,217)
ZAR	18,880	06/21/25	8.250%(Q)	3 Month JIBAR(1)(Q)/ 8.450%	12,729	278	(12,451)
ZAR	5,789	08/21/25	4.978%(Q)	3 Month JIBAR(2)(Q)/ 8.450%	(6,828)	(21,597)	(14,769)
ZAR	2,808	03/16/27	6.960%(Q)	3 Month JIBAR(1)(Q)/ 8.450%	5,758	6,497	739

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	1,744	09/21/27	7.490%(Q)	3 Month JIBAR(2)(Q)/ 8.450%	$(3,444)	$(2,834)	$610
ZAR	19,350	09/21/27	8.280%(Q)	3 Month JIBAR(1)(Q)/ 8.450%	1,025	856	(169)
ZAR	3,900	12/21/27	8.860%(Q)	3 Month JIBAR(1)(Q)/ 8.450%	(1,108)	(4,293)	(3,185)
ZAR	38,367	03/15/28	7.766%(Q)	3 Month JIBAR(2)(Q)/ 8.450%	(84,408)	(50,799)	33,609
ZAR	38,132	06/21/28	8.455%(Q)	3 Month JIBAR(1)(Q)/ 8.450%	8,142	(3,596)	(11,738)
ZAR	7,100	09/20/28	8.620%(Q)	3 Month JIBAR(2)(Q)/ 8.450%	—	2,600	2,600
ZAR	7,990	09/20/28	8.620%(Q)	3 Month JIBAR(2)(Q)/ 8.450%	—	2,926	2,926
ZAR	31,757	09/20/28	8.980%(Q)	3 Month JIBAR(2)(Q)/ 8.450%	8,833	37,173	28,340
ZAR	3,244	04/13/31	7.530%(Q)	3 Month JIBAR(2)(Q)/ 8.450%	(39)	(14,834)	(14,795)
ZAR	6,680	07/13/31	7.415%(Q)	3 Month JIBAR(1)(Q)/ 8.450%	93	34,636	34,543
ZAR	6,610	09/27/31	7.493%(Q)	3 Month JIBAR(1)(Q)/ 8.450%	1,662	34,153	32,491
ZAR	4,635	01/04/32	7.595%(Q)	3 Month JIBAR(1)(Q)/ 8.450%	5,064	23,568	18,504
ZAR	2,682	11/10/32	9.160%(Q)	3 Month JIBAR(2)(Q)/ 8.450%	(11)	(400)	(389)
ZAR	5,848	03/30/33	9.110%(Q)	3 Month JIBAR(2)(Q)/ 8.450%	(14)	(3,697)	(3,683)
					$(129,378)	$(416,668)	$(287,290)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
MYR	2,300	07/21/27	3.640%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	$(886)	$(10)	$(876)	GSI
MYR	3,000	07/29/27	3.500%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	(4,758)	(12)	(4,746)	JPM

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
MYR	5,300	06/21/28	3.442%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	$(14,851)	$—	$(14,851)	BOA
MYR	4,100	06/21/28	3.507%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	(8,717)	—	(8,717)	BOA
MYR	5,400	06/21/28	3.565%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	(8,224)	—	(8,224)	CITI
MYR	4,300	06/21/28	3.598%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	(5,095)	—	(5,095)	GSI
MYR	4,400	06/21/28	3.615%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	(4,413)	—	(4,413)	GSI
MYR	4,495	09/20/28	3.629%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	(5,049)	—	(5,049)	CITI
					$(51,993)	$(22)	$(51,971)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).